TYPE                13F-HR
PERIOD              09/30/03
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: September 30,2003

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       November 10, 2003
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total:    $  296,041
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                   FORM 13F INFORMATION TABLE
                                                   VALUE      SHARES/   SH/    PUT/INVSTMT  OTHER        VOTING AUTHORITY
      NAME  OF ISSUER       TITLE OF CLA  CUSIP    (X$1000)   PRN AMT   PRN    CALLDSCRETN  MANAGERSSOLE   SHARED     NONE
-------------------------------------------------- ----------- -------------------------------------------- -------- --------
AAIPHARMA INCCMN            PUT         00252w954          858    50,000  SH   PUT  OTHER   01                 50,000
AAIPHARMA INCCMN            COM         00252w104        5,613   327,300  SH        OTHER   01                      0  327,300
ALLIED CAPITAL CORPORATIONCMPUT         01903q958       24,590 1,000,000  SH   PUT  OTHER   01              1,000,000
ALLIED CAPITAL CORPORATIONCMCOM         01903q108       14,793   601,600  SH        OTHER   01                      0  601,600
AMERICAN CAPITAL STRATEGIES PUT           24937954         497    20,000  SH   PUT  OTHER   01                 20,000
AMERICAN CAPITAL STRATEGIES COM         024937104        5,903   237,435  SH        OTHER   01                      0  237,435
AMERICAN PHARMACEUTICALS PTNCOM         02886p109        3,412   108,800  SH        OTHER   01                108,800
BENCHMARK ELECTRONICS INC   COM         08160h101          828    19,600  SH        OTHER   01                 19,600
FAIR FAX FINANCIAL HOLDINGS SUB VTG      303901102       4,153    26,500  SH        OTHER   01                 26,500
GENERAL MOTORS              COM          370442105       8,186   200,000  SH        OTHER   01                200,000
INTERWOVEN INCCMN           COM         46114t102       24,914 9,261,692  SH        OTHER   01              9,261,692
KRISPY KREME                PUT          501014954       4,069   105,700  SH   PUT  OTHER   01                105,700
MAGNA ENTERTAINMENTCMN CLASSCL A         559211107      17,581 4,277,651  SH        OTHER   01              4,277,651
MARTHA STEWART LIVINGOMNIMEDCL A         573083102      11,686 1,263,400  SH        OTHER   01                966,400  297,000
MICROSOFT CORP COM          COM          594918104      29,190 1,050,000  SH        OTHER   01              1,050,000
NET2PHONE INCCMN            COM         64108n106       11,000 1,743,233  SH        OTHER   01              1,743,233
NOVASTAR FINANCIAL INCREIT  COM          669947400      15,770   274,400  SH        OTHER   01                  9,281  265,119
POWERWAVE TECHNOLOGIES INC  COM          739363109      36,865 5,551,909  SH        OTHER   01              5,551,909
POWERWAVE TECHNOLOGIES INC  CALL         739363909       1,096   165,000  SH   CALL OTHER   01                165,000
PRE PAID LEGAL SERVICES INC PUT          740067957      11,710   500,000  SH   PUT  OTHER   01                500,000
PRE PAID LEGAL SERVICES INC COM          740065107      11,518   491,800  SH        OTHER   01                 52,000  439,800
RUBIO'S RESTAURANTS INC     COM         78116b102        2,287   457,497  SH        OTHER   01                457,497
SANMINA-SCI CORPCMN         COM          800907107      29,322 3,035,375  SH        OTHER   01              3,035,375
SCHWAB                      PUT          808513955       1,191   100,000  SH   PUT  OTHER   01                100,000
THESTREET.COM, INC.CMN      COM         88368q103        9,617 2,215,987  SH        OTHER   01              2,215,987
TIBCO SOFTWARE              COM         88632q103        3,413   637,929  SH        OTHER   01                637,929
TRIKON TECHNOLOGIES INC     COM          896187408       5,979   981,699  SH        OTHER   01                981,699

 /TEXT
 /DOCUMENT
 /SUBMISSION